Notes to the Consolidated Statement of Cash Flows - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
COVID-19-related rent concessions from lessors	¥ (3)
Disposal of a subsidiary		¥ (10)
Bank and other loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	51,837	55,126	¥ 63,801
Changes from financing cash flows	36,173	(3,427)	(9,076)
Foreign exchange movement	(115)	138	401
New finance leases			0
Ending balance	87,895	51,837	55,126
Obligations under finance leases/Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	110,275	77,427	66,868
Effect of adoption of IFRS 16		31,879
Changes from financing cash flows	(18,444)	(23,895)	(9,629)
COVID-19-related rent concessions from lessors	(3)
Foreign exchange movement	(2,768)	851	1,419
Disposal of a subsidiary		(10)
New leases	7,191	24,023
New finance leases			18,769
Ending balance	¥ 96,251	¥ 110,275	¥ 77,427